CENTAUR MUTUAL FUNDS TRUST

FILED VIA EDGAR

July 9, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Centaur Mutual Funds Trust (the “Trust”)

File Nos. 333-117597 and 811-21606

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Centaur Total Return Fund (the “Fund”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(c), the Trust hereby submits exhibits containing interactive data format risk/summary information based on the risk/return summary information contained in the definitive Prospectus for the Fund, as filed on June 28, 2019 (SEC Accession No. 0001398344-19-011333).

Please direct any comments or questions to the undersigned at (513) 346-4190.

Very truly yours,

/s/ Simon H. Berry

Simon H. Berry

Secretary